Biological assets, net	12 Months Ended
Sep. 30, 2024
Biological assets, net
Biological assets, net

Note 6 – Biological assets, net

Biological assets, initially measured at cost and subsequently amortized on a straight-line basis over the terms of the forest right certificates

	As of	As of
	September 30,	September 30,
	2024	2023
Biological assets	$9,974,920	$9,594,298
Accumulated amortization	(641,704)	(406,658)
Total	$9,333,216	$9,187,640

Amortization expense was $0.2 million, $0.2 million, and $0.2 million for the years ended September 30, 2024, 2023, and 2022, respectively.

Estimated future amortization expense is as follows:

Amortization
For the year ending September 30,	expense
2025	$218,913
2026	218,913
2027	218,913
2028	218,913
2029	218,913
Thereafter	8,238,651
Total	$9,333,216